COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
2017	$ 2,133
2018	1,179
2019	639
2020 and thereafter	323
Operating Leases, Future Minimum Payments Due	$ 4,274